Fair Value Measurements (Details 3) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Fair value at beginning balance	$ 9,054,000		$ 614,040	$ 12,240,000
Warrants and Forward purchase agreement put option liability acquired as part of business combination		27,778,000
Change in fair value (gain)	3,186,000	16,395,000	387,600	(11,625,960)
Fair value as of ending balance	12,240,000	44,173,000	1,001,640	614,040
Forward Purchase Agreement Derivative Liabilities [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning balance
Warrants and Forward purchase agreement put option liability acquired as part of business combination		25,009,000
Change in fair value (gain)		17,247,000
Fair value as of ending balance		42,256,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning balance	5,030,000		346,150	6,900,000
Warrants and Forward purchase agreement put option liability acquired as part of business combination		1,513,000
Change in fair value (gain)	1,870,000	(465,000)	218,500	(6,553,850)
Fair value as of ending balance	6,900,000	1,048,000	564,650	346,150
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value at beginning balance	4,024,000		267,890	5,340,000
Warrants and Forward purchase agreement put option liability acquired as part of business combination		1,256,000
Change in fair value (gain)	1,316,000	(387,000)	169,100	(5,072,110)
Fair value as of ending balance	$ 5,340,000	$ 869,000	$ 436,990	$ 267,890